As filed with the Securities and Exchange              Registration No. 33-75996
Commission on February 16, 2000                        Registration No. 811-2512

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       Post-Effective Amendment No. 21 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                60 days after filing pursuant to paragraph (a)(1) of Rule 485
     --------
        X       on May 1, 2000 pursuant to paragraph (a)(1) of Rule 485
     --------

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements Nos.:
33-88722, 2-52448, and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET


FORM N-4                                                           LOCATION - PROSPECTUS DATED
ITEM NO.                 PART A (PROSPECTUS)                               MAY 1, 2000
    1      Cover Page.....................................    Cover Page

    2      Definitions....................................    Not Applicable

    3      Synopsis.......................................    Contract Overview; Fee Table

    4      Condensed Financial Information................    Condensed Financial Information; Appendix V -
                                                              Condensed Financial Information

    5      General Description of Registrant, Depositor,
           and Portfolio Companies........................    Other Topics - The Company; Variable Annuity
                                                              Account B; Appendix IV - Fund Descriptions

    6      Deductions and Expenses........................    Fees

    7      General Description of Variable
           Annuity Contracts .............................    Contract Overview; Other Topics

    8      Annuity Period.................................    The Income Phase

    9      Death Benefit..................................    Death Benefit

    10     Purchases and Contract Value...................    Contract Purchase and Participation; Your
                                                              Account Value

    11     Redemptions....................................    Right to Cancel; Withdrawals; Systematic
                                                              Distribution Options

    12     Taxes..........................................    Taxation

    13     Legal Proceedings..............................    Other Topics - Legal Matters and Proceedings

    14     Table of Contents of the Statement of              Contents of the Statement of Additional
           Additional Information.........................    Information

                                                                     LOCATION - STATEMENT OF
FORM N-4              PART B (STATEMENT OF ADDITIONAL                ADDITIONAL INFORMATION
ITEM NO.                        INFORMATION)                            DATED MAY 1, 2000
    15     Cover Page.....................................    Cover page

    16     Table of Contents..............................    Table of Contents

    17     General Information and History................    General Information and History

    18     Services.......................................    General Information and History;
                                                              Independent Auditors

    19     Purchase of Securities Being Offered...........    Offering and Purchase of Contracts

    20     Underwriters...................................    Offering and Purchase of Contracts

    21     Calculation of Performance Data................    Performance Data; Average Annual Total
                                                              Return Quotations

    22     Annuity Payments...............................    Income Phase Payments

    23     Financial Statements...........................    Financial Statements

                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                           VARIABLE ANNUITY ACCOUNT B


                   Aetna Life Insurance and Annuity Company



                          Supplement Dated May 1, 2000
      To the Prospectus and Contract Prospectus Summary dated May 1, 2000



Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation
                                      Plans
   Producers' Deferred Compensation Plan and Producers' Incentive Savings Plan



This supplement relates to the Producers' Deferred Compensation Plan and the Producers' Incentive Savings Plan (the "Plans") for career agents and certain brokers of Aetna Life Insurance Company and Aetna Life Insurance and Annuity Company. The Plans have met the criteria allowing for the reduction or elimination of certain charges under the contract. The Company will not deduct a maintenance fee or an early withdrawal charge under the contract. See "Fees."



































XCS.75996-00AB                                                   May 2000

                           VARIABLE ANNUITY ACCOUNT B


                   Aetna Life Insurance and Annuity Company



                          Supplement Dated May 1, 2000
      To the Prospectus and Contract Prospectus Summary dated May 1, 2000



Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation
                                      Plans



The following is a negotiated provision regarding the early withdrawal charge applicable to the participants of the American Chamber of Commerce Executives Deferred Compensation Plan. See "Fees."


In addition to the applicable reasons listed in this Prospectus, an early withdrawal charge is not deducted for any Account Value which is withdrawn due to the Participant's separation from service.



































XCS.75996-00CC                                                   May 2000

                            Prospectus - May 1, 2000
--------------------------------------------------------------------------------

The Funds
Aetna Ascent VP
Aetna Balanced VP, Inc.
Aetna Income Shares d/b/a Aetna Bond VP
Aetna Crossroads VP
Aetna Growth VP
Aetna Variable Fund d/b/a Aetna
  Growth and Income VP

Aetna High Yield VP(1)

Aetna Index Plus Large Cap VP
Aetna Index Plus Mid Cap VP
Aetna Index Plus Small Cap VP
Aetna International VP
Aetna Legacy VP
Aetna Variable Encore Fund d/b/a Aetna
  Money Market VP

Aetna Real Estate Securities VP(1)

Aetna Small Company VP

Aetna Technology VP

Aetna Value Opportunity VP
AIM V.I. Capital Appreciation Fund
AIM V.I. Growth Fund
AIM V.I. Growth and Income Fund
AIM V.I. Value Fund
Calvert Social Balanced Portfolio
Fidelity Variable Insurance Products
  Fund (VIP) Equity-Income Portfolio
Fidelity Variable Insurance Products
  Fund (VIP) Growth Portfolio
Fidelity Variable Insurance Products
  Fund (VIP) Overseas Portfolio
Fidelity Variable Insurance Products
  Fund II (VIP II) Contrafund
  Portfolio
Janus Aspen Aggressive Growth
  Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth
  Portfolio

Lexington Natural Resources Trust(2)

Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA

Portfolio Partners, Inc. (PPI) MFS
  Capital Opportunities Portfolio
  (formerly known as PPI Value
  Equity Portfolio)
Portfolio Partners, Inc. (PPI) MFS
  Emerging Equities Portfolio
Portfolio Partners, Inc. (PPI) MFS
  Research Growth Portfolio
Portfolio Partners, Inc. (PPI) Scudder
  International Growth Portfolio
Portfolio Partners, Inc. (PPI) T. Rowe
  Price Growth Equity Portfolio


The Contracts. The contracts described in this prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code). The contracts were formerly sold as both group contracts and employer-owned individual contracts.

--------------------------------------------------------------------------------

Why Reading this Prospectus is Important. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents . . . page 4
--------------------------------------------------------------------------------

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.


Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. You do not invest directly in or hold shares of the funds. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Option" section of this prospectus at page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectus, and retain the prospectus for future reference.

Getting Additional Information. You may obtain the May 1, 2000, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities and Exchange Commission (SEC) web site, www.sec.gov and may also be obtained, free of charge, by contacting the SEC Public Reference Room at 202-942-8090. The SAI table of contents is listed on page 37 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this

-------------------------
(1) Effective July 15, 2000, transfers or deposits are not allowed into the subaccount investing in this fund except from customers with standing instructions (e.g., payroll deductions, dollar cost averaging) in effect prior to this date. See "Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts."

(2) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.

--------------------------------------------------------------------------------


prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.


Fixed Interest Options.

> Guaranteed Accumulation Account

> Fixed Plus Account

> Fixed Account


Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Important Information Regarding Aetna High Yield VP and Aetna Real Estate Securities VP Subaccounts

Subaccounts to be Closed to New Investments.

Effective July 15, 2000, the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will no longer be available for new investment. After that date, the Company will only accept deposits into those subaccounts that are made pursuant to standing customer instructions (e.g. payroll deduction allocations, dollar cost averaging, etc.) in effect before the close of business on July 14, 2000.

Fund Shares to be Substituted with Shares of Aetna Money Market VP.

Plan of Substitution. On or about October 1, 2000, subject to applicable regulatory approvals and the requisite vote of shareholders of the applicable fund, all existing balances in Aetna High Yield VP and Aetna Real Estate Securities VP will be invested in (substituted with) shares of Aetna Money Market VP. Contract owners or participants will not incur any fees or charges as a result of the substitution. In addition, on and after October 1, 2000, all investment allocations then being directed to the Aetna High Yield VP and Aetna Real Estate Securities VP subaccounts will be redirected to the Aetna Money Market VP subaccount. The Company believes that the substitution will not create any tax liability for contract owners or participants.

Transfer Rights. At any time prior to the date of substitution, contract owners or participants may transfer their accumulation values from the subaccounts investing in substituted funds into any other investment options available under the contract, and no transfer fees or other charges will be imposed. From and after the

--------------------------------------------------------------------------------


date of substitution, contract owners or participants who had values transferred from a subaccount as a result of a substitution may transfer among any of the remaining investment options in accordance with the terms of the contract, also free of any transfer fees and charges.

Surrender Rights. If a contract owner or participant whose shares are substituted elects to make a surrender under the contract (if permitted by the plan and applicable tax law) within 30 days after the date of the substitution, the Company will waive any early withdrawal charge on amounts transferred as a result of the substitution. This offer to waive the early withdrawal charge will not apply to amounts transferred after February 16, 2000 from the other investment options to the Aetna High Yield VP or Aetna Real Estate Securities VP subaccounts. A contract owner or participant who exercises this surrender right may incur income tax liability and a tax penalty. See the "Taxation" section of this prospectus for a discussion of tax consequences resulting from surrender. Contract owners or participants should seek qualified tax advice before exercising their surrender rights.

                          TABLE OF CONTENTS




------------------------------------------------------------------------
 Contract Overview ................................................. 5
 Questions: Contacting the Company (sidebar)
 Sending Forms and Written Requests in Good Order (sidebar)
 Who's Who
 The Contract and Your Retirement Plan
 Contract Rights
 Contract Facts
 Contract Phases: The Accumulation Phase, The Income Phase ......... 6
------------------------------------------------------------------------



Fee Table ...................................................  7
Condensed Financial Information ............................. 11
Investment Options .......................................... 11
Transfers ................................................... 12
Contract Purchase and Participation ......................... 13
Contract Ownership and Rights ............................... 15
Right to Cancel ............................................. 15
Fees ........................................................ 16
Your Account Value .......................................... 20
Withdrawals ................................................. 22
Systematic Distribution Options ............................. 23
Death Benefit ............................................... 24
The Income Phase ............................................ 25
Taxation .................................................... 29
Other Topics ................................................ 33


The Company -- Variable Annuity Account B -- Performance Reporting -- Voting Rights -- Contract Distribution -- Contract Modification -- Legal Matters and Proceedings -- Payment Delay or Suspension -- Transfer of Ownership; Assignment





Contents of the Statement of Additional Information ......... 37
Appendix I -- Guaranteed Accumulation Account ............... 38
Appendix II -- Fixed Account ................................ 40
Appendix III -- Fixed Plus Account .......................... 41
Appendix IV -- Fund Descriptions ............................ 43
Appendix V -- Condensed Financial Information ............... 46

Questions: Contacting the Company. Contact your local representative or write or call our Home Office:

Aetna Financial Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862



Sending Forms and Written Requests in Good Order.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." We can only act upon written requests that are received in good order.

Contract Overview
--------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional information.



--------------------------------------------------------------------------------
                                   Who's Who
--------------------------------------------------------------------------------

You (the participant): The individual participating in a retirement plan, where the plan uses the contract as a funding option.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contract. Generally, the plan sponsor.

We (the Company): Aetna Life Insurance and Annuity Company. We issue the contract.


For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation".


--------------------------------------------------------------------------------
                     The Contract and Your Retirement Plan
--------------------------------------------------------------------------------

Retirement plan (plan): A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.


Plan Type. We refer to plans in this prospectus as 457 plans or non-457 plans. For a description of each. See "Taxation--Your Retirement Plan".


--------------------------------------------------------------------------------
                                Contract Rights
--------------------------------------------------------------------------------

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan.


For example: The contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail. See "Contract Ownership and Rights".


--------------------------------------------------------------------------------
                                 Contract Facts
--------------------------------------------------------------------------------


Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract. See "Right To Cancel".

Death Benefit: A beneficiary may receive a benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase".

Withdrawals: During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation".


Systematic Distribution Options: The contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options".


Fees: Certain fees are deducted from your account value. See "Fee Table" and "Fees".

Taxation: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g. 457 plans) also defer payment of taxes on earnings until they are withdrawn (or otherwise made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation".



--------------------------------------------------------------------------------
                                Contract Phases
--------------------------------------------------------------------------------


                                 --------------
                                   Payments to
                                  Your Account
                                 --------------
                                     Step 1
                  ---------------------------------------------

                    Aetna Life Insurance and Annuity Company

                  ---------------------------------------------
                     (a)            Step 2          (b)
                  ---------   ---------------------------------
                                       Variable Annuity
                    Fixed                 Account B
                  Interest
                  Options        Variable Investment Options



                  ---------   ---------------------------------
                                       The Subaccounts
                              ---------------------------------
                                        |          |
                                  A     |    B     |
                                        |          |
                              ---------------------------------
                                    Step    2 (b)

                              ---------------------
                                Mutual  |  Mutual
                                Fund A  |  Fund B
                              ---------------------

I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide Aetna Life Insurance and Annuity Company with your completed enrollment materials. The contract holder directs us to set up an account for you.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the:

(a) Fixed Interest Options; and/or


(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 2(b), continued: The subaccount(s) selected purchases shares of its corresponding fund.



II. The Income Phase The contract offers several payment options. See "The Income Phase". In general, you may:

> Receive income phase payments over a lifetime or for a specified period;

> Receive income phase payments monthly, quarterly, semi-annually or annually;

> Select an option that provides a death benefit to beneficiaries; or

> Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

In This Section:

> Maximum Transaction Fees


> Maximum Fees Deducted from the Subaccounts


> Fund Fees

> Examples of Fee Deductions

Also see the "Fees" section for:


> Early Withdrawal Charge Schedules;

> How, When and Why Fees are Deducted;

> Reduction, Waiver and/or Elimination of Certain Fees; and

Premium and Other Taxes.


See "The Income Phase" for:


> Fees During the income phase.


Fee Table
--------------------------------------------------------------------------------
The tables and examples in this section show the fees your account may incur while accumulating dollars under the contract (the Accumulation Phase). See "The Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.


Maximum Transaction Fees
Early Withdrawal Charge. (As a percentage of the amount withdrawn)


Early Withdrawal Charge Schedules

--------------------------------------------------------------------------------
  Installment Purchase Payment Accounts       Single Purchase Payment Accounts
--------------------------------------------------------------------------------
 Purchase Payment       Early Withdrawal     Account Years     Early Withdrawal
  Periods Completed      Charge               Completed         Charge
 ------------------     ----------------     -------------     ----------------
 Fewer than 5           5%                   Fewer than 5      5%
 5 or more but                               5 or more but
  fewer than 7          4%                    fewer than 6     4%
 7 or more but                               6 or more but
  fewer than 9          3%                    fewer than 7     3%
 9 or more but                               7 or more but
  fewer than 10         2%                    fewer than 8     2%
                                             8 or more but
 10 or more             0%                    fewer than 9     1%
                                             9 or more         0%
--------------------------------------------------------------------------------

Annual Maintenance Fee
Installment Purchase Payment Accounts.................................$20.00(1)

Single Purchase Payment Accounts.......................................$0.00


Maximum Fees Deducted From the Subaccounts

(Daily deductions equal to the given percentage on an annual basis)

Mortality and Expense Risk Charge......................................1.25%(1)

Administrative Expense Charge..........................................0.25%(2)
                                                                       -------

Total Separate Account Expenses........................................1.50%
                                                                       =======
-------------------------


(1) These charges may be waived, reduced or eliminated in certain circumstances. See "Fees".

(2) We only impose this charge under some contracts. See "Fees".

Fees Deducted by the Funds [to be updated by amendment]

Using this Information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectus.


How Fees are Deducted. Fund fees are not deducted from account values. Instead, fees are deducted from the value of fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1999.



                               Fund Expense Table


                                                                               Total Fund                      Net Fund
                                                                                 Annual                         Annual
                                                                                Expenses                       Expenses
                                                   Investment                    Without         Total          After
                                                    Advisory        Other      Waivers or     Waivers and     Waivers or
                   Fund Name                         Fees(1)      Expenses     Reductions      Reductions     Reductions
                   ---------                      ------------   ----------   ------------   -------------   -----------
Aetna Ascent VP(2)(3)                                   %             %             %               %              %
Aetna Balanced VP, Inc.(3)                              %             %             %                              %
Aetna Bond VP(3)                                        %             %             %                              %
Aetna Crossroads VP(2)(3)                               %             %             %               %              %
Aetna Growth VP(2)(3)                                   %             %             %               %              %
Aetna Growth and Income VP(3)                           %             %             %                              %
Aetna High Yield VP(2)(3)                               %             %             %               %              %
Aetna Index Plus Large Cap VP(2)(3)                     %             %             %               %              %
Aetna Index Plus Mid Cap VP(2)(3)                       %             %             %               %              %
Aetna Index Plus Small Cap VP(2)(3)                     %             %             %               %              %
Aetna International VP(2)(3)                            %             %             %               %              %
Aetna Legacy VP(2)(3)                                   %             %             %               %              %
Aetna Money Market VP(3)                                %             %             %                              %
Aetna Real Estate Securities VP(2)(3)                   %             %             %               %              %
Aetna Small Company VP(2)(3)                            %             %             %               %              %
Aetna Technology VP                                     %             %             %               %              %
Aetna Value Opportunity VP(2)(3)                        %             %             %               %              %
AIM V.I. Capital Appreciation Fund(4)                   %             %             %                              %
AIM V.I. Growth Fund(4)                                 %             %             %                              %
AIM V.I. Growth and Income Fund(4)                      %             %             %                              %
AIM V.I. Value Fund(4)                                  %             %             %                              %
Calvert Social Balanced Portfolio(5)                    %             %             %               %              %
Fidelity VIP Equity-Income Portfolio(6)                 %             %             %               %              %
Fidelity VIP Growth Portfolio(6)                        %             %             %               %              %
Fidelity VIP Overseas Portfolio(6)                      %             %             %               %              %
Fidelity VIP II Contrafund Portfolio(6)                 %             %             %               %              %
Janus Aspen Aggressive Growth Portfolio(7)              %             %             %               %              %
Janus Aspen Balanced Portfolio(7)                       %             %             %               %              %
Janus Aspen Flexible Income Portfolio(7)                %             %             %               %              %
Janus Aspen Growth Portfolio(7)                         %             %             %               %              %
Janus Aspen Worldwide Growth Portfolio(7)               %             %             %               %              %
Lexington Natural Resources Trust(8)                    %             %             %               %              %
Oppenheimer Global Securities Fund/VA(4)                %             %             %                              %
Oppenheimer Strategic Bond Fund/VA(4)                   %             %             %                              %
PPI MFS Capital Opportunities Portfolio(9)              %             %             %                              %
PPI MFS Emerging Equities Portfolio(9)                  %             %             %               %              %
PPI MFS Research Growth Portfolio(9)                    %             %             %                              %
PPI Scudder International Growth Portfolio(9)           %             %             %                              %
PPI T. Rowe Price Growth Equity Portfolio(9)            %             %             %                              %



Footnotes to the "Fund Expense Table" [updated footnotes will be filed by amendment]


(1) Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors. For the AIM Funds, the reimbursements may be
      paid out of fund assets in an amount up to   % annually. Any such
      reimbursements may be paid from the AIM Funds' assets are included in the "Other Expenses" column.



(2) The investment adviser is contractually obligated through December 31, 1999 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the portfolio's Total Fund Annual Expenses do not exceed the percentage reflected under Net Fund Annual Expenses After Waivers or Reductions.

(3) The portfolio's investment adviser provides administrative services but does not assume all of the portfolio's ordinary recurring direct costs under an administrative services agreement. The administrative fee is
          % on the first $5 billion in assets and     % on all assets over $5
      billion.


(4) Fee waiver/expense reimbursement obligations do not apply to these portfolios.


(5) The figures above are based on expenses for fiscal year 1999, and have been restated to reflect the elimination of a performance adjustment. The
      restatement includes the addition of   % to the portfolio management fee.
      Other Expenses reflect an indirect fee of   % relating to an expense
      offset arrangement with the portfolio's custodian. Amount shown under Total Waivers and Reductions does not reflect a voluntary reduction of fees paid indirectly. If this voluntary reduction of fees paid indirectly was reflected, the amount shown under Net Fund Annual Expenses After Waivers and Reductions would be 0.86%.

(6) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or the investment adviser on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. These credits are not included under Total Waivers and Reductions. If these credits had been included, the amounts shown under Net Fund Annual Expenses After Waivers and Reductions would be as follows: Fidelity VIP Equity-Income Portfolio-
         %; Fidelity VIP Growth Portfolio-    %; Fidelity VIP Overseas
      Portfolio-    %; Fidelity VIP II Contrafund Portfolio-    %.


(7) All expenses are stated both with and without contractual waivers and fee reductions by Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the Management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the Management Fee and then against Other Expenses. Janus Capital has agreed to continue the other waivers and fee reduction until at least the next annual renewal of the advisory agreement.


(8) For 2000, the fund's investment adviser voluntarily agreed to limit the total expenses of the fund (excluding interest, taxes, brokerage commissions, and extraordinary expense, but including management fees and
      operating expenses) to an annual rate of    % of the fund's average daily
      net assets. This voluntary agreement will remain in effect through December 31, 2000.

(9) The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2000, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above. For the Portfolio Partners MFS Emerging Equities Portfolio, the Total Fund Annual Expenses Without Waivers or Reductions for 1999 were less than the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column. Nevertheless, the investment adviser will waive fees and/or reimburse expenses if that portfolio's Total Fund Annual Expenses Without Waivers or Reductions for 2000 exceed the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column.

Hypothetical Examples [will be updated by amendment]
Account Fees Incurred Over Time. The following hypothetical examples show the fees paid over time if $1000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted the maximum allowed under the Contract for the following fees: mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually and maintenance fee of $20 (converted to a percentage of assets equal to 0.007%.) The total annual Fund expenses used are those shown in the column "Total Annual Expenses without Waivers or Reductions" in the Fund Expense Table.



---------------------------------------------
>  These examples are purely hypothetical.
>  They should not be considered a
   representation of past or future fees or
   expected returns.
>  Actual fees and/or returns may be more or
   less than those shown in these examples.
---------------------------------------------



                                                             EXAMPLE A                              EXAMPLE B
                                              ---------------------------------------   --------------------------------------
                                              If you withdraw your entire account       If you leave your entire account
                                              value at the end of the periods shown,    value invested or if you select an
                                              you would pay the following fees,         income phase payment option at the
                                              including any applicable Early            end of the periods shown, you would
                                              Withdrawal Charge assessed:*              pay the following fees (no Early
                                                                                        Withdrawal Charge is reflected):**
                                              1 Year   3 Years   5 Years   10 Years     1 Year   3 Years   5 Years   10 Years
                                              -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Ascent VP                                 $        $         $         $            $        $         $         $
Aetna Balanced VP, Inc.                         $        $         $         $            $        $         $         $
Aetna Bond VP                                   $        $         $         $            $        $         $         $
Aetna Crossroads VP                             $        $         $         $            $        $         $         $
Aetna Growth VP                                 $        $         $         $            $        $         $         $
Aetna Growth and Income VP                      $        $         $         $            $        $         $         $
Aetna High Yield VP                             $        $         $         $            $        $         $         $
Aetna Index Plus Large Cap VP                   $        $         $         $            $        $         $         $
Aetna Index Plus Mid Cap VP                     $        $         $         $            $        $         $         $
Aetna Index Plus Small Cap VP                   $        $         $         $            $        $         $         $
Aetna International VP                          $        $         $         $            $        $         $         $
Aetna Legacy VP                                 $        $         $         $            $        $         $         $
Aetna Money Market VP                           $        $         $         $            $        $         $         $
Aetna Real Estate Securities VP                 $        $         $         $            $        $         $         $
Aetna Small Company VP                          $        $         $         $            $        $         $         $
Aetna Technology VP                             $        $         $         $            $        $         $         $
Aetna Value Opportunity VP                      $        $         $         $            $        $         $         $
AIM V.I. Capital Appreciation Fund              $        $         $         $            $        $         $         $
AIM V.I. Growth Fund                            $        $         $         $            $        $         $         $
AIM V.I. Growth and Income Fund                 $        $         $         $            $        $         $         $
AIM V.I. Value Fund                             $        $         $         $            $        $         $         $
Calvert Social Balanced Portfolio               $        $         $         $            $        $         $         $
Fidelity VIP Equity-Income Portfolio            $        $         $         $            $        $         $         $
Fidelity VIP Growth Portfolio                   $        $         $         $            $        $         $         $
Fidelity VIP Overseas Portfolio                 $        $         $         $            $        $         $         $
Fidelity VIP II Contrafund Portfolio            $        $         $         $            $        $         $         $
Janus Aspen Aggressive Growth Portfolio         $        $         $         $            $        $         $         $
Janus Aspen Balanced Portfolio                  $        $         $         $            $        $         $         $
Janus Aspen Flexible Income Portfolio           $        $         $         $            $        $         $         $
Janus Aspen Growth Portfolio                    $        $         $         $            $        $         $         $
Janus Aspen Worldwide Growth Portfolio          $        $         $         $            $        $         $         $
Lexington Natural Resources Trust               $        $         $         $            $        $         $         $
Oppenheimer Global Securities Fund/VA           $        $         $         $            $        $         $         $
Oppenheimer Strategic Bond Fund/VA              $        $         $         $            $        $         $         $
PPI MFS Capital Opportunities Portfolio         $        $         $         $            $        $         $         $
PPI MFS Emerging Equities Portfolio             $        $         $         $            $        $         $         $
PPI MFS Research Growth Portfolio               $        $         $         $            $        $         $         $
PPI T. Rowe Price Growth Equity Portfolio       $        $         $         $            $        $         $         $
PPI Scudder International Growth Portfolio      $        $         $         $            $        $         $         $


-----------------
 *This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. Under that schedule, if only one $1,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**This example does not apply if during the income phase, a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

Condensed Financial Information
--------------------------------------------------------------------------------

Understanding Condensed Financial Information. In Appendix V, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.




Investment Options
--------------------------------------------------------------------------------
The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.


Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

> Fund Descriptions. We provide brief descriptions of the funds in Appendix IV.
  Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview", by accessing the SEC's web site or by contacting the SEC's Public Reference Room.



Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II, and III and the Guaranteed Accumulation Account prospectus.

--------------------------------------------------------------------------------
Selecting Investment Options

o Choose options appropriate for you. Your Aetna representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.
o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example: funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o Be informed. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.
--------------------------------------------------------------------------------


Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and regulatory requirements.



Limits on Number of Options Selected. No more than 18 investment options may be selected for your account at any one time. Each subaccount, the Fixed

Account, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account selected counts as one option.



Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.



Additional Risks of Investing in the Funds. (Mixed and Shared Funding)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, is bought for variable life insurance contracts issued by us or other insurance companies.

> Shared--bought by more than one company

> Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, that could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which might arise and to determine what action, if any, should be taken to address such conflicts.




Transfers
--------------------------------------------------------------------------------

Transfers Among Investment Options. During the accumulation phase, and under some contracts the income phase, the contract holder, or you if permitted by the plan, may transfer amounts of $500 or more among investment options. Subject to the contract holder's approval, you may make a request in writing, by telephone or, where applicable, electronically. Transfers must be made in accordance with the terms of the contract and your plan. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. You may not make transfers once you enter the income phase. See "The Income Phase".



Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer.


Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.



Limits on Frequent Transfers. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.


The Dollar Cost Averaging Program. If available under your plan, you may participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging is not permitted into the Lexington Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."




Contract Purchase and Participation
--------------------------------------------------------------------------------
Contracts Available for Purchase. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:

(1) Non-governmental tax-exempt organizations for deferrals that are subject to Code Section 457 (457 Plans)
(2) Tax-exempt organizations for deferrals not subject to Code Section 457
(3) Taxable organizations

The types of plans described in (2) and (3) above are referred to as non-457 plans.

Purchasing the Contract.

(1) The contract holder submits the required forms and application to the Company.
(2) We approve the forms and issue a contract to the contract holder.


Participating in the Contract. To participate in the contract, complete an enrollment form and submit it to us. If your enrollment is accepted, we establish an account for you under the contract.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the payments in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any payments.


Methods of Purchase Payment. The following purchase payment methods are available:

> Continuous payments over time into an installment purchase payment account.

Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than $25.

> Lump-sum transfer from a previous plan into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457 plan, the Tax Code places limits on how much of your compensation may be deferred annually. See "Taxation" for further information.


Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See "Investment Options" and "Transfers".


Transfer Credits. The Company may provide a transfer credit on transferred assets, subject to certain conditions and state approvals. Transferred assets are the value of contributions made on your behalf under the plan or a prior plan before such amounts are applied to the contract. The transfer credit equals a percentage of the transferred assets remaining in the contract after a specified period of time. Once a transfer credit is applied to the contract, it will not be recaptured by the Company; however, all applicable provisions and limitations of the contract will apply to those amounts. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.


Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See "Taxation".

Contract Ownership and Rights
--------------------------------------------------------------------------------

Who owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.


Who Owns Money Accumulated under the Contract? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer's general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer's general assets.


What Rights Do I Have under The Contract? The contract holder, usually your employer, holds all rights under the contract. The contract holder's plan, which you participate in, may permit you to exercise some of those rights.




Right to Cancel
--------------------------------------------------------------------------------
When and How to Cancel. The contract holder may cancel the contract within ten days after receiving it (or as otherwise allowed by state law) by returning it to the Company along with a written notice of cancellation.


Refunds to Contract Holders. We will produce a refund to the contract holder not later than seven days after we receive the contract and the written notice of cancellation at our Home Office. The refund will equal the dollars contributed to the contract plus any earnings or less any losses attributable to those contributions allocated to the variable investment options, unless otherwise required by law.

Types of Fees.

There are three types of fees your account may incur:

> Transaction Fees
  o Early Withdrawal Charge
  o Annual Maintenance Fee

> Fees Deducted from the Subaccounts
  o Mortality and Expense Risk Charge
  o Administrative Expense Charge

> Fees Deducted by the Funds
  o Investment Advisory Fees
  o Other Expenses


Terms to Understand
in Schedules

> Account Year--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.


> Purchase Payment Period (for installment purchase payments)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 purchase payments are made. If only 11 purchase payments are made, the payment period is not completed until the twelfth purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.


Fees
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.



I. Transaction Fees


Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge.


Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. Our remaining sales and administrative expenses will be covered by our general assets which are attributable in part to the mortality and expense risk charge described in this section.

Amount. This charge is a percentage of the amount withdrawn. The percentage is determined by the early withdrawal charge schedule that applies to your account. It will never be more than 8.5% of your total purchase payments to your account.



Early Withdrawal Charge Schedules

--------------------------------------------------------------------------------
  Installment Purchase Payment Accounts       Single Purchase Payment Accounts
--------------------------------------------------------------------------------
 Purchase Payment       Early Withdrawal     Account Years     Early Withdrawal
  Periods Completed      Charge               Completed         Charge
---------------------   ------------------   ---------------   -----------------
 Fewer than 5           5%                   Fewer than 5      5%
 5 or more but                               5 or more but
  fewer than 7          4%                    fewer than 6     4%
 7 or more but                               6 or more but
  fewer than 9          3%                    fewer than 7     3%
 9 or more but                               7 or more but
  fewer than 10         2%                    fewer than 8     2%
                                             8 or more but
 10 or more             0%                    fewer than 9     1%
                                             9 or more         0%
--------------------------------------------------------------------------------


Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

> Used to provide payments to you during the income phase;

> Paid because of your death before income phase payments begin;

> Paid where your account value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for lump-sum cashout without participant's consent) and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months (If the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to be eligible for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract);

> Taken because of the election of a systematic distribution option, See
  "Systematic Distribution Options";

> Taken when you are 59-1/2 or older, have an installment purchase payment account and have completed at least nine purchase payment periods;

>Taken on or after the tenth anniversary of the effective date of the account or plan account;

> For 457 plans only, withdrawn due to a hardship resulting from an unforseeable emergency, or


> For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service with your current employer.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:


> The number of participants under the plan;

> The expected level of assets or cash flow under the plan;

> Our agent's involvement in sales activities;

> Our sales-related expenses;

> Distribution provisions under the plan;

> The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

> The level of employer involvement in determining eligibility for distributions under the contract; and

> Our assessment of financial risk to the Company relating to withdrawals.


We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.


Maintenance Fee
Maximum Amount. $20.00 (This fee only applies to installment purchase payment accounts.)

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options.


Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.


Reduction, Waiver or Elimination. When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:


> The size, type and nature of the group for which a contract is issued;

> The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and

> The number of eligible participants and the program's participation rate.


We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.



II. Fees Deducted from the Subaccounts



Mortality and Expense Risk Charge
Maximum Amount. 1.25% annually of your account value invested in the subaccount.


When/How. This fee is deducted daily from the subaccount. We do not deduct this from any fixed interest option. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

> The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.


> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.


Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

> The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);

> The size of the prospective group, projected annual number of eligible participants and the program's participation rate, or the number of participants estimated to choose the contract;

> The frequency, consistency and method of submitting payments;

> The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

> The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

> The projected frequency of distributions; and

> The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.


Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccount.



When/How. For all participants who became covered under a contract on or before November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.


> We do not currently impose this charge under any contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements.

> For contracts not in the above category, beginning on April 4, 1997 we began to deduct this charge during the accumulation phase only for contracts effective before October 31, 1996 where the number of participants was less than 30 as of November 30, 1996 and the contract holder had chosen not to elect one of the Company's electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984.

> We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above.

> We do not currently deduct an administrative expense charge during the income phase for any contracts.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.



III. Fund Expenses

Maximum Amount. Each fund determines its own advisory fees and expenses. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.


When/How. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.


Purpose. These amounts help to pay the funds' investment advisor and operating expenses.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.


When/How. We reserve the right to deduct premium taxes from your account value or from purchase payments to your account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a full withdrawal or the commencement of income phase payments. We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."





Your Account Value
--------------------------------------------------------------------------------
During the accumulation phase, your account value at any given time equals:

> Account dollars directed to the fixed interest options, including interest earnings to date;

> Less any deductions from the fixed interest options (e.g. withdrawals, fees);
  and


> Plus the current dollar value of amounts invested in the subaccounts.


Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.


Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."


Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor


Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.


Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation, minus;

> The net assets of the fund held by the subaccount at the preceding valuation, plus or minus;

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

> Divided by the total value of the subaccount units at the preceding valuation;



> Less a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account. See "Fees."


The net investment rate may be either positive or negative.


Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.


        ---------------------------
            $5,000 contribution
        ---------------------------

                Step 1
--------------------------------------------

  Aetna Life Insurance and Annuity Company

--------------------------------------------


                Step 2

 ------------------------------------------

         Variable Annuity Account B

 ------------------------------------------
  Subaccount A  | Subaccount B    |  Etc.
  300           | 80              |
  accumulation  | accumulation    |
  units         | units           |
                |                 |
                |                 |
                |                 |
                |                 |
                |                 |
                |                 |
 ------------------------------------------

                Step 3

  ----------     ----------


    Fund A         Fund B


  ----------     ----------

Step 1: An Investor contributes $5000


Step 2:

A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).


Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).



The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

> Early Withdrawal Charge. See "Fees--Early Withdrawal Charge";

> Maintenance Fee. See "Fees--Maintenance Fee";

> Market Value Adjustment. See Appendix I;

> Tax Penalty. See "Taxation"; and/or

> Tax Withholding. See "Taxation".

To determine which may apply, refer to the appropriate sections of this prospectus, contact your Aetna representative or call the Company at the number listed in "Contract Overview--Questions."


Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.





Withdrawals
--------------------------------------------------------------------------------
Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account, the contract holder may withdraw all or a portion of your account value (on your behalf) at any time during the accumulation phase.


Steps for Making A Withdrawal. The contract holder, or you if permitted by the plan must:


> Select the Withdrawal Amount;


1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and to the Fixed Account, minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account.

2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account may be limited.

   For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix III.


> Select Investment Option (if this is not specified, we will withdraw dollars proportionally from each investment option in which you have an account value); and


> Properly complete a disbursement form and submit it to our Home Office.


Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value either: (1) as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or (2) on such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order.

Features of a Systematic Distribution Option
A Systematic Distribution Option allows the contract holder to elect for you to receive regular payments from your account, without moving into the income phase. By maintaining your account in the accumulation phase, certain rights and flexibility are retained and any accumulation phase fees may apply.


Systematic Distribution Options
--------------------------------------------------------------------------------

Availability of Systematic Distribution Options. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what Systematic Distribution Options are available, check with the contract holder or the Company.

The Systematic Distribution Options currently available under the contract include the following:


> SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract.

> ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.

  Under ECO, we calculate the minimum distribution amount required by law, generally at age 70-1/2, and pay you that amount once a year. ECO is available under 457 plans only.

> Other Systematic Distribution Options. We may add additional Systematic
  Distribution Options from time to time. You may obtain additional information relating to any of the Systematic Distribution Options from your local representative or from our Home Office.


Availability of Systematic Distribution Options The Company may discontinue the availability of one or all of the Systematic Distribution Options at any time, and/or change the terms of future elections.


Terminating a Systematic Distribution Option Once a Systematic Distribution Option is elected, the contract holder may revoke it at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again, nor may any other Systematic Distribution Option be elected.


Charges and Taxation When the contract holder elects a Systematic Distribution Option for your account, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal through a Systematic Distribution Option or revocation of election of a Systematic Distribution Option may have tax consequences. If you are concerned about tax implications consult a tax adviser before one of these options is elected.

During the Income Phase.
This section provides information about the accumulation phase. For death benefit information applicable to the income phase. See "The Income Phase".


Death Benefit
--------------------------------------------------------------------------------
The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).


During the Accumulation Phase

Payment Process.


1. Following your death, the contract holder (on behalf of your plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract holder and the Tax Code:


> Lump-sum payment;

> Payment in accordance with any of the available income phase payment options.
  See "The Income Phase--Payment Options"; and

> If the plan beneficiary is your spouse, payment in accordance with an available Systematic Distribution Option. See "Systematic Distribution Options".


The following options are also available; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

> Leaving your account value invested in the contract; or


> Under some contracts, leaving your account value on deposit in the Company's general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See "The Income Phase--Payment Options".


The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death in good order. Interest, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account (GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase

Annuity Option--Payment Option

Annuity Payment--Income Phase Payment

Annuitization--Initiating Income Phase Payments

The Income Phase

--------------------------------------------------------------------------------
During the income phase you receive payments from your accumulated account value.


Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder or you, if permitted by the plan, must notify us in writing of the following:

> Start date;

> Income Phase Payment option (see the income phase payment options table in this section);

> Income Phase Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

> Choice of fixed or variable payments;

> Selection of an assumed net investment rate (only if variable payments are elected); and

> Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Under some contracts, once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.


What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether variable or fixed payments are selected.


Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payment amounts do not vary over time.


Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected or a combination of subaccounts and the general account. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable income phase payments, an assumed net investment rate must be selected.



Payments from the Fixed Plus Account. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.



Assumed Net Investment Rate. If you select income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If a 3-1/2% rate is selected, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions."


Minimum Payment Amounts. The income phase payment option selected must result in:

> A first income phase payment of at least $20; or

> Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.


Fees Deducted. If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from any amounts held in the subaccounts. The maximum mortality and expense risk charge during the income phase is 1.25% on an annual basis.

We may also deduct a daily administrative charge from amounts held in the separate account. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.


Required Minimum Payment Amounts. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.


Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request in good order at our Home Office.


Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation".

Income Phase Payment Options
The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.


Terms Used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.



-------------------------------------------------------------------------------------------------------------------------------
                                   Lifetime Income Phase Payment Options
-------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be
 Life Income            made should the annuitant die prior to the second payment's due date.
                        Death Benefit--None: All payments end upon the annuitant's death.
-------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as the annuitant lives, with payments guaranteed for a choice of
                        5-20 years or as otherwise specified in the contract.
 Life Income--          Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 Guaranteed             guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless
 Payments               prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-
                        sum payment equal to the present value of the remaining guaranteed payments.
-------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                        Continuing Payments:
 Life Income--          (a) This option allows a choice of 100%, 66-2/3% or 50% of the payment to continue to the
 Two Lives              surviving annuitant after the first death; or
                        (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50%
                        of the payment to continue to the second annuitant on the annuitant's death.
                        Death Benefit--None: Payments end after the deaths of both annuitants.
-------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months, or as otherwise specified in the contract.
 Life Income--          Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first
 Two Lives--            death.
 Guaranteed             Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed
 Payments               payments have all been paid, we will continue to pay the beneficiary the remaining payments.
                        Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
-------------------------------------------------------------------------------------------------------------------------------
 Life Income--
 Cash Refund            Length of Payments: For as long as the annuitant lives.
 Option (limited        Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump-
 availability--fixed    sum payment equal to the amount originally applied to the income phase payment option (less
 payment only)          any premium tax) and less the total amount of fixed income payments paid.
-------------------------------------------------------------------------------------------------------------------------------
 Life Income--
 Two Lives--Cash        Length of Payments: For as long as either annuitant lives.
 Refund Option          Continuing Payment: 100% of the payment to continue after the first death.
 (limited               Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum
 availability--fixed    payment equal to the amount applied to the income phase payment option (less any premium
 payment only)          tax) and less the total amount of fixed income payments paid.
 -------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                             Nonlifetime Income Phase Payment Options
-----------------------------------------------------------------------------------------------------------------------------
                  Length of Payments: Payments generally may be fixed or variable and may be made for 3-30 years.
                  However, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least 5 years. In certain cases a lump-sum
 Nonlifetime--    payment may be requested at any time (see below).
 Guaranteed       Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Payments         guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-
                  sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

-----------------------------------------------------------------------------------------------------------------------------
 Lump-sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional purchase payments are made. See "Fees--Early Withdrawal
 Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Home Office.
 Calculation of Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3-1/2%
 or 5% assumed net investment rate for variable payments).
-----------------------------------------------------------------------------------------------------------------------------

In This Section

> Introduction

> Your Retirement Plan

> Withdrawals and other Distributions

> Taxation of Distributions

> Withholding

> Minimum Distribution Requirements

> Contribution and Distribution Limits

> 415(m) Arrangements

> Bona Fide Severance Pay Plans

> Taxation of the Company








When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.


Taxation
--------------------------------------------------------------------------------
Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

> We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.


--------------------------------------------------------------------------------
 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service.
--------------------------------------------------------------------------------

Your Retirement Plan
The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which code section applies to your plan.


Plan Types. The contract is designed for use with deferred compensation plans that qualify under code section 457 or non-section 457 deferred compensation plans. Code section 457 provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-governmental tax exempt organizations. A code section 457 plan may be either a 457(b) (eligible) plan or a 457 (f) (ineligible) plan. Either type of plan may permit participants to specify the form of investment for their deferred compensation account. A non-section 457 deferred compensation plan may be either a deferred compensation plan of a tax-exempt employer that is "grandfathered" and not subject to 457 rules, or a deferred compensation plan of a for-profit employer. The contract may also be used with code section 415(m) arrangements.


You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Tax qualified arrangements under Tax Code section 457 and other types of deferred compensation arrangements also generally defer payment of taxes of earnings until they are withdrawn (or otherwise made available to you or a beneficiary), (see "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the plan are taxed). When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.



The Contract and Retirement Plans. We make this contract available to plans subject to code section 457 only if a non-governmental employer sponsors the plan. Under such plans, as well as non-section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remains solely the property and rights of the employer and is subject to the claims of the employer's general creditors. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.


Withdrawals and Other Distributions
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, transfers and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.


Taxation of Distributions

457(b) Plans. All amounts received under a 457(b) plan are includible in gross income when paid or otherwise made available to you or your beneficiary.


457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year when it is no longer subject to a "substantial risk of forfeiture" as defined by the Tax Code.


Non-Section 457 Deferred Compensation Plans. Compensation deferred under a non-Section 457 deferred compensation plan is includible in gross income in the first year when paid or otherwise made available to you or your beneficiary.


Taxation of Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.


Withholding for Federal Income Tax Liability
Any distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

All distributions, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.


Non-resident Aliens. If you or a beneficiary is a non-resident alien, then any withholding is governed by code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Minimum Distribution Requirements

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These requirements only apply to 457(b) plans. These rules may dictate one or more of the following:

> Start date for distributions;

> The time period in which all amounts in your account(s) must be distributed;
  and/or

> Distribution amounts.



Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later, unless you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2.


Time Period. We must pay out distributions from the contract over one of the following time periods:

> Over your life or the joint lives of you and your beneficiary, or


> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.



Amount. Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.


50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.


Minimum Distribution of Death Benefit Proceeds. The following only applies to 457(b) plans. Different distribution requirements apply if your death occurs:

> After you begin receiving minimum distributions under the contract, or

> Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon the following:


> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary; and

> Whether life expectancy was recalculated.


The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.


Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2000, your entire balance must be distributed to the beneficiary by December 31, 2005. However, if the distribution begins by

December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:


> Over the life of the beneficiary, or

> Over a period not extending beyond the life expectancy of the beneficiary.


For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed fifteen years.


Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:


> December 31 of the calendar year following the calendar year of your death; or


> December 31 of the calendar year in which you would have attained age 70-1/2.



Contribution and Distribution Limits

457(b) Plan. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For Section 457(b) plan participants, such limit is generally the lesser of $8,000, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).

Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70-1/2, (2) when you separate from service with the employer or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.


457(f) Plan. A 457(f) plan is not subject to restrictions on contributions or distributions, but must contain a "substantial risk of forfeiture" as defined by the Tax Code. Generally, substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.



Non-Section 457 Deferred Compensation Plans. Non-Section 457 Deferred Compensation Plans are not subject to restrictions on contributions or distributions.



Code Section 415(m) Arrangements
If you participate in the contract through a qualified governmental excess benefit arrangement, defined in code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to code section 457(b) plans described above, except that the limits described in "Contributions Excluded from Taxable Income" do not apply. If the code section 415(m) arrangement is not designed to meet the requirements of code section 457(b), then the amounts provided under the contract are taxed in accordance with code section 451 and are generally taxable when paid or made available to you.

Bona Fide Severance Pay Plans

If you participate in the contract through certain bona fide severance pay plans, described in code section 457(e)(11), amounts provided under the contract are not generally taxable until paid or made available to you. However, because these plans are not clearly defined in the Code, it may be determined that your plan does not qualify as a bona fide severance pay plan. If the plan does not qualify, then amounts provided under the contract are taxable in the year in which they are deferred. Because of this lack of clarity, it is imperative that you consult your tax adviser for guidance regarding taxation.



Taxation of the Company
We are taxed as a life insurance company under the Tax Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.




Other Topics
--------------------------------------------------------------------------------

The Company


Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.


We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna Inc. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).


We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:
            151 Farmington Avenue
            Hartford, Connecticut 06156

Variable Annuity Account B
We established Variable Annuity Account B (the separate account) in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.


The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.


Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.


Performance Reporting
We may advertise different types of historical performance for the subaccounts including:


> standardized average annual total returns; and

> non-standardized average annual total returns.


We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."


Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).


Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the Fund's inception date, if that date is earlier than the one we use for standardized returns.


Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, the contract holder, not the plan participants, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) the contract holder is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts.

> During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.


Contract Distribution
The Company will serve as the principal underwriter for the securities sold by this prospectus. The Company is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc.

As principal underwriter, the Company will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contracts described in this prospectus. We call these entities "distributors."

We and one or more of our affiliates may also sell the contracts directly. All individuals offering and selling the contracts must be registered representatives of a broker-dealer and must be licensed as insurance agents to sell variable annuity contracts.


Commission Payments. We may pay commissions to persons who offer and sell the contracts. The maximum percentage amount we ever pay with respect to a given purchase payment is the first-year percentage which ranges from 1% to 6% of the first year of payments to an account. We may also pay renewal commissions on payments made after the first year and, under group contracts, asset-based service fees. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, we may provide additional compensation to the Company's supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time.

We may reimburse the distributor for certain expenses. The name of the distributor and the registered representative responsible for your account are stated in your enrollment materials. Commissions and sales related expenses are paid by us and are not deducted from payments to your account.

Third Party Compensation Arrangements. Occasionally, we may:


> Pay commissions and fees to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or


> Enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.


Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.



Legal Matters and Proceedings
We are aware of no material legal proceedings pending which involve the separate account or the Company as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.


Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) when trading on the Exchange is restricted;

(b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the subaccount's assets; or

(c) during any other periods the SEC may, by order, permit for the protection of investors.


The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------
The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account B

Offering and Purchase of Contracts

Performance Data

  General

  Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of Aetna Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions."

                                   Appendix I
                         Guaranteed Accumulation Account
--------------------------------------------------------------------------------
The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option.

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

> The interest rate we will apply to the amounts that you invest in GAA.
  We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

> The period of time your account dollars need to remain in GAA in order to earn that rate.
  You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.


Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.



Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.



Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the GAA prospectus

> Tax Penalties and/or Tax withholding--see "Taxation"

> Early Withdrawal Charge--see "Fees"

> Maintenance Fee--see "Fees"

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.


Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

> If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA.

> If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.


Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:


> Short-term--three years or fewer; and

> Long-term--ten years or less, but greater than three years.


At the end of a guaranteed term, your contract holder or you if permitted may:


> Transfer dollars to a new guaranteed term;

> Transfer dollars to other available investment options; or

> Withdraw dollars.


Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.


Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.


Income Phase. GAA can not be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

                                   Appendix II
                                  Fixed Account
--------------------------------------------------------------------------------
The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

--------------------------------------------------------------------------------
     Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------


General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.


Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Interest rate guarantees are based on the claims paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.


Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.


Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by federal law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) the Fixed Account withdrawal value for the contract or for the total of the accounts under the contract exceeds $250,000 on the day before withdrawal; and
(b) the sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.

    The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.



Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees--Early Withdrawal Charge."



Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account. This 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying our Home Office at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                  Appendix III
                               Fixed Plus Account
--------------------------------------------------------------------------------
The Fixed Plus Account is an investment option available under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.

--------------------------------------------------------------------------------
     Additional information about this option may be found in the contract.
--------------------------------------------------------------------------------


General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.


Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Interest rate guarantees are based on the claims paying ability of the Company. We credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.


Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.



Request for Partial Withdrawal. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at our Home Office. The 20% is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in last 12 months. In calculating 20% limit, we reserve the right to include payments made through a Systematic Distribution Option.


The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:


> Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; and/or

> Due to your death (the withdrawal must occur within six months after death and can only be exercised once).


Request for Full Withdrawal. If the contract holder or you, if allowed by the plan, request a full withdrawal of your Fixed Plus Account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

> One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made during the past 12 months


> One-fourth of the remaining Fixed Plus Account value 12 months later

> One-third of the remaining Fixed Plus Account value 12 months later

> One-half of the remaining Fixed Plus Account value 12 months later, and

> The balance of the Fixed Plus Account value 12 months later

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:

> Your death before income phase payments have begun (request must be received within 6 months after date of death)

> Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments

> Your account value in the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months



Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.



Transfers. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at our Home Office. The 20% is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in past 12 months. We reserve the right to include payments made through a Systematic Distribution Option in calculating the 20% limit. The 20% limit will be waived if your account value in Fixed Plus Account is $1,000 or less.


Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.


Systematic Withdrawal Option (SWO). SWO described in "Systematic Distribution Options," may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past 12 months.

                                   Appendix IV
                                Fund Descriptions
--------------------------------------------------------------------------------
                         [will be updated by amendment]


The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
> Aetna Balanced VP, Inc. seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)
> Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)
> Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.(1)
> Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the fund is neither insured nor guaranteed by the U.S. Government.(1)
> Aetna Generation Portfolios, Inc.--Aetna Ascent VP seeks to provide capital appreciation. The Portfolio is designed for investors who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)
> Aetna Generation Portfolios, Inc.--Aetna Crossroads VP seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)
> Aetna Generation Portfolios, Inc.--Aetna Legacy VP seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)
> Aetna Variable Portfolios, Inc.--Aetna Growth VP seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)
> Aetna Variable Portfolios, Inc.--Aetna High Yield VP seeks high current income and growth of capital primarily through investment in a diversified portfolio of fixed-income securities rated lower than BBB- by Standard and Poor's Corporation or lower than Baa3 by Moody's Investors Service, Inc.(1)
> Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.(1)
> Aetna Variable Portfolios, Inc.--Aetna Index Plus Mid Cap VP seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.(1)
> Aetna Variable Portfolios, Inc.--Aetna Index Plus Small Cap VP seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.(1)
> Aetna Variable Portfolios, Inc.--Aetna International VP seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the U.S. Aetna International VP will not target any given level of current income.(1)
> Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).(1)

> Aetna Variable Portfolios, Inc.--Aetna Small Company VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.(1)

> Aetna Variable Portfolios, Inc.--Aetna Technology VP seeks long-term capital appreciation.

> Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.(1)(a)
> AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium- and small-sized growth companies.(2)
> AIM V.I. Growth Fund seeks growth of capital primarily by investing in seasoned and better capitalized companies considered to have strong earnings momentum.(2)
> AIM V.I. Growth and Income Fund seeks growth of capital with a secondary objective of current income. (2)
> AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.(2)
> Calvert Social Balanced Portfolio is a nondiversified portfolio that seeks to achieve a competitive total return through an actively managed, nondiversified portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria established for the Portfolio.(3)
> Fidelity Variable Insurance Products Fund--Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.(4)
> Fidelity Variable Insurance Products Fund--Growth Portfolio seeks capital appreciation by investing primarily in common stocks of companies the investment adviser believes have above-average growth potential.(4)
> Fidelity Variable Insurance Products Fund--Overseas Portfolio seeks long-term growth of capital by investing in foreign securities, primarily in common stocks.(4)
> Fidelity Variable Insurance Products Fund II--Contrafund Portfolio seeks long term capital appreciation by investing primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public.(4)

> Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the Index will vary, but as of December 31, 1999, they ranged from approximately
  $     million to $    billion.(5)

> Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income securities.(5)
> Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio may own an unlimited amount of high-yield/high-risk securities, and these may be a big part of the portfolio. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.(5)
> Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invst in companies of any size, it generally invests in larger, more established issuers.(5)
> Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.(5)
> Lexington Natural Resources Trust is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(6)
> Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities.(7)
> Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.(7) > Portfolio

> Partners, Inc.--MFS Capital Opportunities Portfolio seeks capital appreciation.(8)(a)
> Portfolio Partners, Inc.--MFS Emerging Equities Portfolio seeks long-term growth of capital.(8)(a)
> Portfolio Partners, Inc.--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(8)(a)
> Portfolio Partners, Inc.--Scudder International Growth Portfolio seeks long-term growth of capital.(8)(b)
> Portfolio Partners, Inc.--T. Rowe Price Growth Equity Portfolio seeks long-term capital growth, and, secondarily, increasing dividend income.(8)(c)


Investment Advisers for each of the funds:

(1) Aeltus Investment Management, Inc. (adviser)
(2) AIM Advisors, Inc.
(3) Calvert Asset Management Company, Inc.
(4) Fidelity Management & Research Company (adviser)
(5) Janus Capital Corporation
(6) Lexington Management Corporation (adviser)
    Market Systems Research Advisors, Inc. (subadviser)
(7) OppenheimerFunds, Inc.
(8) Aetna Life Insurance and Annuity Company (adviser)
    (a) Massachusetts Financial Services Company (subadviser)
    (b) Scudder Kemper Investments, Inc. (subadviser)
    (c) T. Rowe Price Associates, Inc. (subadviser)

       Updated Condensed Financial Information will be filed by Amendment

================================================================================

                                  Appendix V
                        Condensed Financial Information


                                    TABLE I
          FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75% (Selected data for accumulation units outstanding throughout each period)

================================================================================

The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information. The accumulation unit values reflect a mortality and expense risk charge of 1.25% until February 23, 1996, when the mortality and expense risk charge was reduced to 0.75% during the accumulation phase. It will increase to 1.25% during the income phase.


                                       1998               1997           1996              1995
                                     ---------          ---------     ---------         ---------
AETNA ASCENT VP
Value at beginning of period           $15.535            $13.055       $10.652           $10.000(1)
Value at end of period                 $16.082            $15.535       $13.055           $10.652
Number of accumulation units
 outstanding at end of period          104,608             90,134        35,959            16,791
AETNA BALANCED VP, INC
Value at beginning of period           $19.166            $15.765       $13.803           $10.971
Value at end of period                 $22.244            $19.166       $15.765           $13.803
Number of accumulation units
 outstanding at end of period        1,798,425          1,970,116     2,141,189         6,430,772
AETNA BOND VP
Value at beginning of period           $13.486            $12.546       $12.212           $10.457
Value at end of period                 $14.475            $13.486       $12.546           $12.212
Number of accumulation units
 outstanding at end of period        2,012,308          1,921,538     2,206,334         4,853,662
AETNA CROSSROADS VP
Value at beginning of period           $14.566            $12.483       $10.594           $10.000(1)
Value at end of period                 $15.312            $14.566       $12.483           $10.594
Number of accumulation units
 outstanding at end of period          119,246            100,256        26,260            16,953
AETNA GROWTH VP
Value at beginning of period           $13.239(5)
Value at end of period                 $18.067
Number of accumulation units
 outstanding at end of period          428,697
AETNA GROWTH AND
INCOME VP
Value at beginning of period           $22.233            $17.246       $13.972           $10.698
Value at end of period                 $25.265            $22.233       $17.246           $13.972
Number of accumulation units
 outstanding at end of period       12,975,484         14,879,862    14,930,380        30,554,957
AETNA HIGH YIELD VP
Value at beginning of period            $9.941(7)
Value at end of period                  $9.244
Number of accumulation units
 outstanding at end of period           24,320
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period           $14.538            $10.940       $10.000(8)
Value at end of period                 $18.989            $14.538       $10.940
Number of accumulation units
 outstanding at end of period        1,060,363            485,417        72,973
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period            $9.950(9)
Value at end of period                 $10.928
Number of accumulation units
 outstanding at end of period           16,207
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period            $9.407(7)
Value at end of period                  $8.846
Number of accumulation units
 outstanding at end of period           53,460

                                       1994        1993            1992            1991        1990           1989
                                    ---------     -------        -------        ---------     -------        -------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC
Value at beginning of period          $11.164     $10.286        $12.717(2)       $10.882     $10.423        $10.000(3)
Value at end of period                $10.971     $11.164        $10.286          $12.717     $10.882        $10.423
Number of accumulation units
 outstanding at end of period       3,541,703     318,711          6,537        1,324,822     984,798        639,219
AETNA BOND VP
Value at beginning of period          $11.006     $10.160        $37.815(4)       $32.066     $29.752        $26.291
Value at end of period                $10.457     $11.006        $10.160          $37.815     $32.066        $29.752
Number of accumulation units
 outstanding at end of period       1,988,960     166,913          4,196          427,893     358,454        366,176
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND
INCOME VP
Value at beginning of period          $10.940     $10.378        $84.249(6)       $67.496     $66.174        $51.900
Value at end of period                $10.698     $10.940        $10.378          $84.249     $67.496        $66.174
Number of accumulation units
 outstanding at end of period      11,117,383     879,670          3,107          908,777     810,126        831,547
AETNA HIGH YIELD VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS LARGE
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS MID
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period
AETNA INDEX PLUS SMALL
CAP VP
Value at beginning of period
Value at end of period
Number of accumulation units
 outstanding at end of period

                          For Master Applications Only
--------------------------------------------------------------------------------

I hereby acknowledge receipt of an Account B Group Deferred Variable Prospectus dated May 1, 2000 for Employer-Sponsored Deferred Compensation Plans, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.

--- Please send an Account B Statement of Additional Information (Form No. SAI.75996-00) dated May 1, 2000.



--------------------------------------------------------------------------------
                           CONTRACT HOLDER'S SIGNATURE



--------------------------------------------------------------------------------
                                      DATE


PROS.75996-00

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------



              Statement of Additional Information dated May 1, 2000


             Group Variable Annuity Contracts for Employer-Sponsored
                           Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 2000.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-262-3862


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.




                                TABLE OF CONTENTS


                                                                            Page

General Information and History..........................................
Variable Annuity Account B...............................................
Offering and Purchase of Contracts.......................................
Performance Data.........................................................
       General...........................................................
       Average Annual Total Return Quotations............................
Income Phase Payments....................................................
Sales Material and Advertising...........................................
Independent Auditors.....................................................
Financial Statements of the Separate Account.............................    S-1
Financial Statements of Aetna Life Insurance and Annuity Company.........    F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1999, the Company and its subsidiary life company had $__ billion invested through their products, including $__ billion in their separate accounts (of which the Company or its subsidiary, Aeltus Investment Management, Inc. oversees the management of $__ billion). The Company is ranked based on assets among the top _% of all life insurance companies rated by A.M. Best Company as of December 31, 199. The Company is an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).


Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.475%.


The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:


o  Aetna Ascent VP                                                 o Fidelity Variable Insurance Products Fund (VIP) Growth
o  Aetna Balanced VP, Inc.                                           Portfolio
o  Aetna Income Shares d/b/a Aetna Bond VP                         o Fidelity Variable Insurance Products Fund (VIP) Overseas
o  Aetna Crossroads VP                                               Portfolio
o  Aetna Growth VP                                                 o Fidelity Variable Insurance Products Fund (VIP II)
o  Aetna Variable Fund d/b/a Aetna Growth and Income VP              Contrafund Portfolio
o Aetna High Yield VP*                                             o Janus Aspen Aggressive Growth Portfolio
o Aetna Index Plus Large Cap VP                                    o Janus Aspen Balanced Portfolio
o Aetna Index Plus Mid Cap VP                                      o Janus Aspen Flexible Income Portfolio
o Aetna Index Plus Small Cap VP                                    o Janus Aspen Growth Portfolio
o Aetna International VP                                           o Janus Aspen Worldwide Growth Portfolio
o Aetna Legacy VP                                                  o Lexington Natural Resources Trust**
o Aetna Variable Encore Fund d/b/a Aetna Money Market VP           o Oppenheimer Global Securities Fund
o Aetna Real Estate Securities VP*                                 o Oppenheimer Strategic Bond Fund
o Aetna Small Company VP                                           o Portfolio Partners, Inc. (PPI) MFS Capital Opportunities
o Aetna Technology VP                                                Portfolio formerly known as Value Equity Portfolio
o Aetna Value Opportunity VP                                       o Portfolio Partners, Inc. (PPI) MFS Emerging Equities Portfolio
o AIM V.I. Capital Appreciation Fund                               o Portfolio Partners, Inc. (PPI) MFS Research Growth Portfolio
o AIM V.I. Growth Fund                                             o Portfolio Partners, Inc. (PPI) Scudder International Growth
o AIM V.I. Growth and Income Fund                                    Portfolio
o AIM V.I. Value Fund                                              o Portfolio Partners, Inc. (PPI) T. Rowe Price Growth Equity
o Calvert Social Balanced Portfolio                                  Portfolio
o Fidelity Variable Insurance Products Fund (VIP) Equity-
  Income Portfolio

* Effective July 15, 2000, transfers or deposits are not allowed into the subaccount investing in this fund, except from customers with standing instructions (e.g., payroll deduction allocations, dollar cost averaging) in effect prior to this date.
** Transfer or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments.


Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.


                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."


                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the corresponding subaccount of the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, if any, and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the corresponding subaccount of the separate account. The non-standardized returns shown in the tables below reflect the deduction of all charges under the contract except the early withdrawal charge. The maintenance fee has been deducted for the purposes of calculating the returns.


Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

   AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The tables below show the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1999 for the subaccounts under installment payment accounts with a $20 annual maintenance fee. Both sets of returns below reflect a mortality and expense risk charge of 1.25% annually and the 0.25% administrative expense charge applicable under some contracts. The non-standardized returns do not reflect the deduction of the early withdrawal charge. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.

For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          Date
                                                                                                                     Contributions
                                                                                                                    First Received
                              SUBACCOUNT                                         Standardized                         Under the
                                                                                                                    Separate Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Since
                                                                   1 Year      5 Year     10 Year     Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                                                                          08/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                                                                  06/30/1989
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                                                                      08/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                                          05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)
------------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP                                                                                                      05/21/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                                                                            10/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                                                                              05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                                                                            05/04/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                                                                                   05/05/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                                                                          08/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                                                                          05/06/1998
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                                   05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                                                                               05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                                                                                        11/30/1992
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                                                                     12/30/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                                                            12/30/1994
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                                                          01/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                                                                     06/30/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                                                                  10/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                                                                           01/31/1995
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                                                                    10/31/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                                             07/29/1994
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                                   04/28/1995
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                                                                        05/28/1993
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                                                    05/30/1997
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                                                                                       05/30/1997
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                                                                                      11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)                                                                    09/30/1993
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                                                                                        11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS Research Growth(3)                                                      08/31/1992
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                                                                                  11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital Opportunities Value Equity                                                   11/30/1992
Portfolio(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                                                                               11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/PPI Scudder International
Growth(3)                                                                                                                08/31/1992
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                                                                                11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)                                                                 02/28/1995
------------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the corresponding subaccount of the separate account.

(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the 7-day period ended December 31, 1999 (on an annualized basis) was ____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                            Fund
                              SUBACCOUNT                                         NON-STANDARDIZED                        Inception
                                                                                                                            Date
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Since
                              SUBACCOUNT                      1 Year    3 Years    5 Year     10 Year    Inception**
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Ascent VP                                                                                                         07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Balanced VP, Inc.                                                                                                 04/03/1989
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Bond VP(1)
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Crossroads VP                                                                                                     07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Growth VP                                                                                                         12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Growth and Income VP(1)
------------------------------------------------------------------------------------------------------------------------------------
 Aetna High Yield VP                                                                                                     12/10/1997
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Index Plus Large Cap VP                                                                                           09/16/1996
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Index Plus Mid Cap VP                                                                                             12/16/1997
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Index Plus Small Cap VP                                                                                           12/19/1997
------------------------------------------------------------------------------------------------------------------------------------
 Aetna International VP                                                                                                  12/22/1997
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Legacy VP                                                                                                         07/05/1995
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Money Market VP(1)(2)
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Real Estate Securities VP                                                                                         12/15/1997
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Small Company VP                                                                                                  12/27/1996
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Technology VP
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Value Opportunity VP                                                                                              12/13/1996
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                                                                                      05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Growth Fund                                                                                                    05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Growth and Income Fund                                                                                         05/02/1994
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Value Fund                                                                                                     05/05/1993
------------------------------------------------------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio(1)
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio(1)
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio(1)
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas Portfolio(1)
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund Portfolio                                                                                    01/03/1995
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth Portfolio                                                                                 09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Balanced Portfolio                                                                                          09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Flexible Income Portfolio                                                                                   09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio                                                                                            09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth Portfolio                                                                                  09/13/1993
------------------------------------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust                                                                                       10/14/1991
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA                                                                                   11/12/1990
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund/VA                                                                                      05/03/1993
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS Capital Opportunities Portfolio                                                                                 11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Growth/PPI MFS Capital Opportunities
 Portfolio(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS Emerging Equities Portfolio                                                                                     11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap/PPI MFS Emerging Equities(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 PPI MFS Research Growth Portfolio                                                                                       11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital Appreciation/PPI MFS Research Growth(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 PPI Scudder International Growth Portfolio                                                                              11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
 Scudder International Portfolio Class A/PPI Scudder International
 Growth(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 PPI T. Rowe Price Growth Equity Portfolio                                                                               11/28/1997
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth/PPI T. Rowe Price Growth Equity(3)                                                                01/09/1989
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**    Reflects performance from the fund's inception date.

(1)   These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the 7-day period ended December 31, 1999 (on an annualized basis) was ____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS


When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.


The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.


EXAMPLE:
--------
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be
20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second income phase payment is due.


*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.



                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS


________________, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           [To be filed by Amendment]

Form No. SAI.75996-00                                         ALIAC Ed. May 2000

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24.    Financial Statements and Exhibits
-----------------------------------------------
     (a) Financial Statements:
         (1)      Included in Part A: **
                  Condensed Financial Information
         (2)      Included in Part B:  **
                  Financial Statements of Variable Annuity Account B:
                  -   Statement of Assets and Liabilities as of
                      December 31, 1999
                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1999 and 1998
                  - Condensed Financial Information for the year ended December 31, 1999
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
                  -   Consolidated Balance Sheets as of December 31, 1997 and
                      1998
                  -   Consolidated Statements of Changes in Shareholder's Equity
                      for the years ended December 31, 1999, 1998 and 1997
                  -   Consolidated Statements of Cash Flows for the years ended
                      December 31, 1999, 1998 and 1997
                  -   Notes to Consolidated Financial Statements

**To be filed by amendment

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account B(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (4.1)    Variable Annuity Contract (G-CDA-HF)(4)
         (4.2)    Variable Annuity Contract (IA-CDA-IA)(4)
         (4.3)    Variable Annuity Contract (G-CDA-HD)(5)
         (4.4)    Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and
                  (GSD-CDA-HO)(6)
         (4.5)    Variable Annuity Contract Certificate (GDCC-HO) to Contracts
                  GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO
         (4.6)    Variable Annuity Contract (I-CDA-HD)(7)

         (4.7)    Variable Annuity Contract (ISE-CDA-HO)
         (4.8)    Form of Endorsement EGATHDF-00 to Contracts G-CDA-HD and
                  G-CDA-HF
         (4.9)    Form of Endorsement EGATHO-00 to Contracts GLID-CDA-HO and
                  GID-CDA-HO
         (4.10)   Form of Endorsement EGAT-GSDHO-00 to Contract GSD-CDA-HO
         (4.11)   Endorsement (EGET-IC(R)) to Contracts G-CDA-HF and G-CDA-HD(3)
         (4.12)   Endorsements (EIGET-IC(R)) and (EIGF-IC) to Contracts
                  IA-CDA-IA and I-CDA-HD(8)
         (4.13)   Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO
                  GSD-CDA-HO and ISE-CDA-HO(4)
         (4.14)   Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
                  G-CDA-HD(9)
         (4.15)   Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO
                  and GSD-CDA-HO(10)
         (4.16)   Endorsement (EGETE-IC(R)) to Contracts GLID-CDA-HO, GID-CDA-HO
                  and GSD-CDA-HO(10)
         (4.17)   Endorsement (EGET(99)) to Contracts G-CDA-HF, IA-CDA-IA,
                  G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, and
                  ISE-CDA-HO(11)
         (5.1)    Variable Annuity Contract Application (300-GTD-IA)(12)
         (5.2)    Variable Annuity Contract Application (710.00.141)(13)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(14)
         (6.2)    Amendment of Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(7)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(15)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and AIM dated June 30, 1998(16)
         (8.2)    Service Agreement between Aetna Life Insurance and Annuity
                  Company and AIM effective June 30, 1998(17)
         (8.3)    Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series,
                  Aetna Variable Portfolios, Inc. on behalf of each of its
                  series, and Aeltus Investment Management, Inc. dated as of
                  May 1, 1998(2)
         (8.4)    Amendment dated November 9, 1998 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
                  on behalf of each of its series, Aetna Generation Portfolios,
                  Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998 (17)
         (8.5)    Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund,
                  Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
                  on behalf of each of its series, Aetna Generation Portfolios,
                  Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998 and
                  amended on November 9, 1998(18)
         (8.6)    Form of Third Amendment dated ____________, to Fund
                  Participation Agreement by and among Aetna Life Insurance and
                  Annuity Company and Aetna Variable Fund, Aetna Variable Encore
                  Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
                  Fund on behalf of each of its series, Aetna Generation
                  Portfolios, Inc. on behalf of each of its series, Aetna
                  Variable Portfolios, Inc. on behalf of each of its series, and
                  Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(18)
         (8.7)    Service Agreement between Aeltus Investment Management, Inc.
                  and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.8)    Amendment dated November 4, 1998 to Service Agreement between
                  Aeltus Investment Management, Inc. and Aetna Life Insurance
                  and Annuity Company in connection with the sale of shares of
                  Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
                  Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on
                  behalf of each of its series and Aetna Variable Portfolios,
                  Inc. on behalf of each of its series dated as of May 1,
                  1998(17)
         (8.9)    Form of Second Amendment dated ________________, 2000 to
                  Service Agreement between Aeltus Investment Management, Inc.
                  and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 14, 1998(18)
         (8.10)   Fund Participation Agreement among Calvert Responsibly
                  Invested Balanced Portfolio, Calvert Asset Management Company,
                  Inc. and Aetna Life Insurance and Annuity Company dated
                  December 1, 1997(19)
         (8.11)   Service Agreement between Calvert Asset Management Company,
                  Inc. and Aetna Life Insurance and Annuity Company Dated
                  December 1, 1997(19)
         (8.12)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation
                  dated February 1, 1994 and amended December 15, 1994,
                  February 1, 1995, May 1, 1995, January 1, 1996 and March 1,
                  1996(7)
         (8.13)   Fifth Amendment dated as of May 1, 1997 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996 and March 1, 1996(20)
         (8.14)   Sixth Amendment dated November 6, 1997 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996, March 1, 1996 and May 1, 1997(21)
         (8.15)   Seventh Amendment dated as of May 1, 1998 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.16)   Eighth Amendment dated as of December 1, 1999 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated February 1, 1994 and amended on
                  December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                  1996, March 1, 1996, May 1, 1997 and November 6, 1997 and May
                  1, 1998(18)
         (8.17)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distribution Corporation dated February 1, 1994 and amended December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1, 1996(7)
         (8.18)   Fifth Amendment dated as of May 1, 1997 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996 and March 1, 1996(20)
         (8.19)   Sixth Amendment dated as of January 20, 1998 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996, March 1, 1996 and May 1, 1997(22)
         (8.20)   Seventh Amendment dated as of May 1, 1998 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products Fund II and
                  Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                  January 1, 1996, March 1, 1996, May 1, 1997 and January 20,
                  1998(2)
         (8.21)   Eight Amendment dated December 1, 1999 to the Fund
                  Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Variable Insurance Products
                  Fund II and Fidelity Distributors Corporation dated
                  February 1, 1994 and amended on December 15, 1994, February 1,
                  1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
                  and January 20, 1998 and May 1, 1998(18)
         (8.22)   Service Agreement between Aetna Life Insurance and Annuity
                  Company and Fidelity Investments Institutional Operations
                  Company dated as of November 1, 1995(23)
         (8.23)   Amendment dated January 1, 1997 to Service Agreement between
                  Aetna Life Insurance and Annuity Company and Fidelity
                  Investments Institutional Operations Company dated as of
                  November 1, 1995(20)
         (8.24)   Service Contract between Fidelity Distributors Corporation and
                  Aetna Life Insurance and Annuity Company dated May 2, 1997(17)
         (8.25)   Fund Participation Agreement among Janus Aspen Series and
                  Aetna Life Insurance and Annuity Company and Janus Capital
                  Corporation dated December 8, 1997(24)
         (8.26)   Amendment dated October 12, 1998 to Fund Participation
                  Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                  December 8, 1997(17)
         (8.27)   Second Amendment dated December 1, 1999 to Fund Participation
                  Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                  December 8, 1997 and amended on October 12, 1998(18)
         (8.28)   Service Agreement between Janus Capital Corporation and Aetna
                  Life Insurance and Annuity Company dated December 8, 1997(24)
         (8.29)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and Lexington Management Corporation regarding
                  Natural Resources Trust dated December 1, 1988 and amended on
                  February 11, 1991(3)
         (8.30)   Fund Participation Agreement dated March 11, 1997 between
                  Aetna Life Insurance and Annuity Company and Oppenheimer
                  Variable Annuity Account Funds and Oppenheimer Funds, Inc.(25)
         (8.31)   First Amendment dated December 1, 1999 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Oppenheimer Variable Annuity Account Funds and Oppenheimer
                  Funds, Inc. dated March 11, 1997(18)
         (8.32)   Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                  Company(25)
         (9)      Opinion and Consent of Counsel*
         (10)     Consent of Independent Auditors*
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(26)
         (14.1)   Powers of Attorney(27)
         (14.2)   Authorization for Signatures(3)

*To be filed by amendment

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on
     July 29, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
8.   Incorporated by reference to Post-Effective Amendment No. 8 to Registration
     Statement on Form N-4 (File    No. 33-75964), as filed on August 30, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on
     April 13, 1998.
10. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
     April 7, 1999.
12. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on
     August 19, 1997.
13. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75996), as filed on
     August 21, 1997.
14. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
15. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on
     October 30, 1997.
16. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
17 Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
18. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
19. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
21. Incorporated by Reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

22. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
23. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
24. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
25. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on
     April 16, 1997.
26. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75996), as filed on
     April 16, 1998.
27.  Incorporated by reference to Post-Effective Amendment No. 5 to
     Registration Statement on Form N-4 (File No. 333-56297), as filed on February 25, 1999.

Item 25.    Directors and Officers of the Depositor

Name and Principal
Business Address*                     Positions and Offices with Depositor
-----------------                     ------------------------------------
Thomas J. McInerney                   Director and President

Shaun P. Mathews                      Director and Senior Vice President

Catherine H. Smith                    Director, Chief Financial Officer and Senior Vice
                                      President

Deborah Koltenuk                      Vice President, Corporate Controller, and Assistant
                                      Treasurer

Therese M. Squillacote                Vice President and Chief Compliance Officer

Kirk P. Wickman                       Senior Vice President, General Counsel and Corporate
                                      Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

Item 27.    Number of Contract Owners

     As of December 31, 1999, there were 96,223 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28.    Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.    Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Life Account C of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of Aetna registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1999:

    (1)                        (2)                      (3)                 (4)                  (5)

Name of                  Net Underwriting          Compensation on
Principal                Discounts and             Redemption or         Brokerage
Underwriter              Commissions               Annuitization         Commissions         Compensation*
-----------              -----------               -------------         -----------         ------------
Aetna Life Insurance                                  $ **                                      $ **
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

** To be filed by amendment.

Item 30.    Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.    Management Services

       Not applicable

Item 32.    Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75996) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 16th day of February, 2000.

                                        VARIABLE ANNUITY ACCOUNT B OF AETNA
                                        LIFE INSURANCE AND ANNUITY COMPANY
                                            (Registrant)

                                 By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                            (Depositor)

                                 By:     Thomas J. McInerney*
                                       -----------------------------------------
                                         Thomas J. McInerney
                                         President


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                              Date
---------                              -----                                                              ----

Thomas J. McInerney*                   Director and President                                    )
------------------------------         (principal executive officer)                             )
Thomas J. McInerney                                                                              )
                                                                                                 )
                                                                                                 )
Shaun P. Mathews*                      Director                                                  )   February
------------------------------                                                                   )
Shaun P. Mathews                                                                                 )   16, 2000
                                                                                                 )
                                                                                                 )
Catherine H. Smith*                    Director and Chief Financial Officer                      )
------------------------------                                                                   )
Catherine H. Smith                                                                               )
                                                                                                 )
                                                                                                 )
Deborah Koltenuk*                      Vice President, Corporate Controller, and                 )
------------------------------         Assistant Treasurer                                       )
Deborah Koltenuk                                                                                 )


By:   /s/ Julie E. Rockmore
     ------------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  Exhibit Index

Exhibit No.        Exhibit
-----------        -------
99-B.4.5           Variable Annuity Contract Certificate (GDCC-HO) to Contracts GID-CDA-HO,
                   GLID-CDA-HO and GSD-CDA-HO
                                                                                                     --------------

99-B.4.7           Variable Annuity Contract (ISE-CDA-HO)
                                                                                                     --------------

99-B.4.8           Form of Endorsement EGATHDF-00 to Contracts G-CDA-HD and G-CDA-HF
                                                                                                     --------------

99-B.4.9           Form of Endorsement EGATHO-00 to Contracts GLID-CDA-HO and GID-CDA-HO
                                                                                                     --------------

99-B.4.10          Form of Endorsement EGAT-GSDHO-00 to Contract
                   GSD-CDA-HO
                                                                                                     --------------

99-B.9             Opinion and Consent of Counsel                                                          *

99-B.10            Consent of Independent Auditors                                                         *

*To be filed by amendment